Stock Option Plans - Black-Scholes Option Pricing Model with Weighted Average (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected dividend yield	3.50%	4.00%	4.00%	4.50%	5.00%
Expected risk-free interest rate	1.20%	1.20%	1.20%	2.70%	2.80%
Volatility	29.60%	26.70%	26.90%	26.80%	27.10%
Expected life (in years)	6 years	5 years	5 years	6 years	6 years 1 month 6 days